Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000022551
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra Short Duration Bond Fund, Class F Shares
C000158211
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra Short Duration Bond Fund, Class Y Shares
C000022552
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Duration Government Fund, Class F Shares
C000147419
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Duration Government Fund, Class Y Shares
C000022554
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GNMA Fund, Class F Shares
C000147421
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GNMA Fund, Class Y Shares
Without Sales Load [Member] | C000022551
Average Annual Return [Line Items]
Average Annual Return, Percent		4.71%	3.05%	2.50%
Without Sales Load [Member] | C000158211
Average Annual Return [Line Items]
Average Annual Return, Percent		4.79%	3.14%	2.58%
Without Sales Load [Member] | C000022552
Average Annual Return [Line Items]
Average Annual Return, Percent		4.98%	1.74%	1.73%
Without Sales Load [Member] | C000147419
Average Annual Return [Line Items]
Average Annual Return, Percent		5.24%	1.90%	1.88%
Without Sales Load [Member] | C000022554
Average Annual Return [Line Items]
Average Annual Return, Percent		7.21%	(0.02%)	1.12%
Without Sales Load [Member] | C000147421
Average Annual Return [Line Items]
Average Annual Return, Percent		7.48%	0.23%	1.37%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return, Percent		4.32%	2.83%	2.19%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return, Percent		4.32%	2.83%	2.19%
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return, Percent		4.86%	1.83%	1.80%
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return, Percent		4.86%	1.83%	1.80%
Bloomberg GNMA Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Bloomberg GNMA Index (USD) (TR)
Average Annual Return, Percent		8.10%	0.38%	1.44%
Bloomberg GNMA Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg GNMA Index (USD) (TR)
Average Annual Return, Percent		8.10%	0.38%	1.44%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.